Leases, Lease liabilities and expenses related to operating leases (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [Abstract]
Lease liabilities	£ 27,233,000	£ 40,250,000
Expenses relating to operating leases	296,000	£ 486,000	£ 4,205,000
Two Terminated Leasehold Properties [Member]
Lease liabilities [Abstract]
Lease liabilities	10,414,000
Four Remeasured Leasehold Properties [Member]
Lease liabilities [Abstract]
Lease liabilities	1,075,000
New Leasehold Property [Member]
Lease liabilities [Abstract]
Lease liabilities	£ 405,000